Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 10,562,971	$ 1,447,121	¥ 12,002,323	¥ 12,704,172
Cost and expenses:
Cost of revenues (including share-based compensation of RMB14,195, RMB6,307 and RMB7,643 in 2022, 2023 and 2024, respectively)	(6,447,341)	(883,282)	(7,025,394)	(7,421,419)
Research and development (including share-based compensation of RMB88,797, RMB64,561 and RMB43,526 in 2022, 2023 and 2024, respectively)	(804,425)	(110,206)	(884,590)	(1,006,219)
Sales and marketing (including share-based compensation of RMB38,432, RMB29,066 and RMB19,520 in 2022, 2023 and 2024, respectively)	(1,329,780)	(182,179)	(1,414,949)	(2,073,617)
General and administrative (including share-based compensation of RMB260,060, RMB167,167 and RMB121,883 in 2022, 2023 and 2024, respectively)	(507,658)	(69,549)	(502,479)	(596,006)
Total cost and expenses	(9,089,204)	(1,245,216)	(9,827,412)	(11,097,261)
Other operating income	59,003	8,083	130,105	20,632
Income from operations	1,532,770	209,988	2,305,016	1,627,543
Interest income	510,964	70,002	436,253	368,879
Interest expense	(127,846)	(17,515)	(62,223)	(83,530)
Other gain or (loss), net	(90,509)	(12,400)	(26,685)	118,325
Income before income tax and share of income (loss) on equity method investments	1,825,379	250,075	2,652,361	2,031,217
Income tax expense	(845,022)	(115,768)	(630,023)	(562,281)
Income before share of income (loss) on equity method investments	980,357	134,307	2,022,338	1,468,936
Share of income (loss) on equity method investments	59,216	8,113	(70,643)	11,073
Net income	1,039,573	142,420	1,951,695	1,480,009
Less: net loss attributable to non-controlling interest	0	0	(5,886)	(4,274)
Net income attributable to the shareholders of Hello Group Inc.	¥ 1,039,573	$ 142,420	¥ 1,957,581	¥ 1,484,283
Net income per share attributable to ordinary shareholders
Basic | (per share)	¥ 2.81	$ 0.39	¥ 5.18	¥ 3.8
Diluted | (per share)	¥ 2.78	$ 0.38	¥ 4.92	¥ 3.65
Weighted average shares used in calculating net income per ordinary share
Basic	369,312,997	369,312,997	377,639,399	390,176,367
Diluted	373,591,974	373,591,974	401,833,328	423,810,279